ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Schedule of acquisition of non-controlling interest
$
Initial amount at acquisition, November 17, 2017	2,066,826
Loss attributed as at December 31, 2017	(109,992)
Non controlling interest of 47% as at December 31, 2017	1,956,834

Loss attributed January 1, 2018 to May 15, 2018	(232,342)
Increase due to issuance of shares from treasury for cash consideration	1,292,500
12% reduction of non-controlling interest	(770,296)
Non-controlling interest of 35% as at May 16, 2018	2,246,696

Loss attributed May 16, 2018 to August 14, 2018	(174,175)
Non-controlling interest of 35% as at August 14, 2018	2,072,521

35% reduction of non-controlling interest	(2,072,521)
Nil non-controlling interest as at December 31, 2018	-

Scheudle of purchase price of acquisition at fair value
$
Cash	22,500,000
Deferred payment, present value of final $22.5 million cash payable May 2019	22,009,404
Portion specified as purchase of shareholder loans	(3,933,591)
9,911,894 Common Shares	45,000,000
Transaction costs	153,967
Total purchase price	85,729,780

$
Cash	19,906
Amounts receivable	100,304
Prepaid expenses	-
Property and equipment	6,311,123
Intangible assets	86,103,549
Total assets	92,534,882

Accounts payable and accrued liabilities	(285,067)
Current portion of long-term debt	(2,586,444)
Shareholder loans	(3,933,591)
Total liabilities	(6,805,102)

Net assets acquired	85,729,780